Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Schedule of Fair Values of Identifiable Assets and Liabilities as at Date of Acquisition
The fair values of the identifiable assets and liabilities of Rosenkavalier Group acquired as at the date of acquisition were as follows:

Fair value recognised on acquisition
RMB’000
Cash and cash equivalents	1,073
Property, plant and equipment (Note 12)	769
Right-of-use assets (Note 24)	2,988
Trade receivables	9,671
Prepayments, other receivables and other assets	12,151
Inventories	2
Identifiable intangible assets (Note 13)	26,000
Deferred tax assets	537
Deferred tax liabilities	(1,472)
Trade payables	(188)
Due to related parties	(1,261)
Lease liabilities	(2,988)
Other payables and accruals	(507)

Total identifiable net assets at fair value	46,775

Goodwill arising on acquisition	237,225

Purchase consideration	284,000

Satisfied by:
Issuance of ordinary shares	284,000

Analysis of cash flows on acquisition:
Net cash inflows and cash acquired (including in net cash flows used in investing activities)	1,073